Stock-Based Compensation - Additional Information (Detail) - Enjoy Technology [Member] - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award non vested options outstanding	29,246,085		22,874,690	21,628,240	17,467,312
Share based compensation by share based award number of shares available for grant	1,317,200		12,845,397	4,354,889
Share based compensation by share based award weighted average grant date fair value of options granted	$ 1.69	$ 0.42	$ 0.42	$ 0.41
Share based compensation by share based award intrinsic value of options excercised during the period	$ 8.3	$ 0.3	$ 1.0	$ 0.9
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award non vested options outstanding	31,329,050
Share based arrangement non vested award options costs not yet recognized amount	$ 18.4	$ 5.0	$ 3.7	$ 4.3
Share based payment award non vested cost not yet recognized recognition period	3 years 4 months 24 days	3 years	2 years 6 months	3 years 3 months 18 days
Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
unrecognized stock-based compensation expense related to Equity statements othee than Stock options	$ 7.2
stock-based compensation expense	$ 0.0
Share-based Payment Arrangement, Tranche One [Member] | Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage	75.00%
Share Based Compensation Award Remaining Tranche [Member] | Restricted Stock Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage	25.00%
2014 Equity Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value	100.00%
Share based compensation by share based payment award vesting rights percentage	25.00%
Share based compensation by share based payment award vesting period	4 years		4 years
Share based compensation by share based award exercise period	90 days		90 days
Share based compensation by share based payment award expiration period	10 years		10 years
2014 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage	25.00%		25.00%
2014 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value	110.00%		110.00%
2014 Equity Incentive Plan [Member] | Share Based Compensation Remaining Three Tranches Twenty Five Percent Each To Be Vested In Monthly Instalments [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award vesting rights percentage	25.00%		25.00%
2014 Equity Incentive Plan [Member] | Incentive Stock Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based payment award purchase price of common stock as a percentage of fair value	100.00%		100.00%